Revenue from contracts with customers - Schedule of revenue from contract with customers (Detail) $ in Thousands, € in Millions		12 Months Ended
	May 23, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	€ 750	$ 1,168,774	$ 1,187,660	$ 665,310
Recognized at a point in time [member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers		1,168,774	1,187,660	665,310
Sales of goods [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers		$ 1,168,774	$ 1,187,660	$ 665,310